Parent company only condensed financial information (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent company USD ($)	Dec. 31, 2014 Parent company CNY	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY
Condensed Statements of Cash Flow
Net cash provided by/ (used in) operating activities	$ 163,591	1,015,016	3,569,819	1,403,652	$ 16,302	101,150	(1,209)	35,559
Net cash used in investing activities	(2,127,977)	(13,203,248)	(2,671,052)	(3,369,454)	(1,461,721)	(9,069,394)	(5,399,613)	(3,574,993)
Net cash provided by financing activities	2,964,257	18,392,028	2,795,184	2,853,631	2,812,052	17,447,655	2,720,076	1,981,595
Effect of exchange rate changes on cash and cash equivalents	(16,357)	(101,484)	(58,906)	688	(58,519)	(363,084)	(51,988)	(6,445)
Net increase in cash and cash equivalents	983,514	6,102,312	3,635,045	888,517	1,308,114	8,116,327	(2,732,734)	(1,564,284)
Cash and cash equivalents at beginning of year	1,742,633	10,812,339	7,177,294	6,288,777	2,011	12,475	2,745,209	4,309,493
Cash and cash equivalents at end of year	$ 2,726,147	16,914,651	10,812,339	7,177,294	$ 1,310,125	8,128,802	12,475	2,745,209